CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 101,301	$ 637,571	$ 225,526	$ 1,203,781	$ 1,222,786	$ 607,783
Costs and Expenses
Costs of revenue	666,269	576,994	1,128,064	1,109,885	2,011,459	1,902,414
Research, development and manufacturing operations	822,321	1,453,273	2,488,016	2,859,595	5,975,921	4,140,319
Selling, general and administrative	1,178,832	871,881	2,770,652	1,693,145	4,736,562	3,297,982
Share-based compensation	560,861		1,965,311		5,478,734
Depreciation and amortization	24,443	17,838	50,224	34,503	75,645	57,314
Total Costs and Expenses	3,252,726	2,919,986	8,402,267	5,697,128	18,278,321	9,398,029
Loss from Operations	(3,151,425)	(2,282,415)	(8,176,741)	(4,493,347)	(17,055,535)	(8,790,246)
Other Income/(Expense)
Other income/(expense), net		2,000	10,000	2,000	33,100	(169,423)
Interest expense	(761,877)	(32,370)	(1,829,913)	(2,118,685)	(2,704,909)	(1,088,327)
Change in fair value of derivatives and loss on extinguishment of liabilities, net						4,047,993
Total Other Income/(Expense)	(761,877)	(30,370)	(1,819,913)	(2,116,685)	(2,671,809)	2,790,243
Income/(Loss) on Equity Method Investments	(170)		(170)	(2)	(27,361)
Net Income/(Loss)	$ (3,913,472)	$ (2,312,785)	$ (9,996,824)	$ (6,610,034)	$ (19,754,705)	$ (6,000,003)
Weighted Average Common Shares Outstanding (Basic)	46,887,774	30,587,415	41,208,236	26,154,266	29,803,237	3,894,015
Weighted Average Common Shares Outstanding (Diluted)	46,887,774	30,587,415	41,208,236	26,154,266	29,803,237	3,894,015
Other Comprehensive Income/(Loss)
Foreign currency translation gain/(loss)	$ (4,836)	$ (6,256)	$ 1,870	$ (13,353)	$ (16,024)
Net Comprehensive Income/(Loss)	(3,918,308)	(2,319,041)	(9,994,954)	(6,623,387)	(19,770,729)	(6,000,003)
Product [Member]
Total Revenues	86,385	627,571	185,610	681,781	694,286	607,783
Milestone And Engineering [Member]
Total Revenues	$ 14,916	$ 10,000	$ 39,916	$ 522,000	$ 528,500	$ 0